PRINCIPAL SUBSIDIARIES - SUMMARIZED CONSOLIDATED STATEMENTS OF CASH FLOWS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of summarized statement of cash flows [line items]
Net cash generated from/(used in) operating activities	¥ 116,269	¥ 225,174	¥ 168,520
Net cash generated from (used in) investing activities	(95,010)	(145,198)	(102,650)
Net cash (used in)/generated from financing activities	(39,699)	(57,942)	(37,510)
Net increase/(decrease) in cash and cash equivalents	(18,440)	22,034	28,360
Cash and cash equivalents as at January 1	108,590	87,559	60,438
Effect of foreign currency exchange rate changes	3,288	(1,003)	(1,239)
Cash and cash equivalents as at December 31	93,438	108,590	87,559
Marketing Company [member]
Disclosure of summarized statement of cash flows [line items]
Net cash generated from/(used in) operating activities	43,408	28,923	54,139
Net cash generated from (used in) investing activities	(23,490)	2,420	(40,010)
Net cash (used in)/generated from financing activities	(15,984)	(31,081)	(12,402)
Net increase/(decrease) in cash and cash equivalents	3,934	262	1,727
Cash and cash equivalents as at January 1	8,999	8,642	6,901
Effect of foreign currency exchange rate changes	271	95	14
Cash and cash equivalents as at December 31	13,204	8,999	8,642
SIPL
Disclosure of summarized statement of cash flows [line items]
Net cash generated from/(used in) operating activities	1,458	690	281
Net cash generated from (used in) investing activities	11,824	15	(2,659)
Net cash (used in)/generated from financing activities	(1,369)	(1,172)	1,683
Net increase/(decrease) in cash and cash equivalents	11,913	(467)	(695)
Cash and cash equivalents as at January 1	7,068	7,699	8,833
Effect of foreign currency exchange rate changes	1,059	(164)	(439)
Cash and cash equivalents as at December 31	20,040	7,068	7,699
Shanghai Petrochemical
Disclosure of summarized statement of cash flows [line items]
Net cash generated from/(used in) operating activities	(7,459)	3,950	1,680
Net cash generated from (used in) investing activities	4,390	(2,359)	(3,888)
Net cash (used in)/generated from financing activities	(1,169)	(3,393)	1,682
Net increase/(decrease) in cash and cash equivalents	(4,238)	(1,802)	(526)
Cash and cash equivalents as at January 1	5,112	6,916	7,450
Effect of foreign currency exchange rate changes	15	(2)	(8)
Cash and cash equivalents as at December 31	889	5,112	6,916
Fujian Petrochemical
Disclosure of summarized statement of cash flows [line items]
Net cash generated from/(used in) operating activities	2	(292)	(244)
Net cash generated from (used in) investing activities	653	420	(649)
Net cash (used in)/generated from financing activities	(682)	(142)	882
Net increase/(decrease) in cash and cash equivalents	(27)	(14)	(11)
Cash and cash equivalents as at January 1	54	68	79
Effect of foreign currency exchange rate changes	0	0	0
Cash and cash equivalents as at December 31	27	54	68
Sinopec Kantons [member]
Disclosure of summarized statement of cash flows [line items]
Net cash generated from/(used in) operating activities	133	133	586
Net cash generated from (used in) investing activities	(1,153)	1,276	3,846
Net cash (used in)/generated from financing activities	(434)	(1,066)	(1,250)
Net increase/(decrease) in cash and cash equivalents	(1,454)	343	3,182
Cash and cash equivalents as at January 1	3,432	3,182	117
Effect of foreign currency exchange rate changes	246	(93)	(117)
Cash and cash equivalents as at December 31	2,224	3,432	3,182
Gaoqiao Petrochemical
Disclosure of summarized statement of cash flows [line items]
Net cash generated from/(used in) operating activities	(1,247)	(1,577)	905
Net cash generated from (used in) investing activities	4,235	1,432	1,347
Net cash (used in)/generated from financing activities	(2,986)	146	(4,257)
Net increase/(decrease) in cash and cash equivalents	2	1	(2,005)
Cash and cash equivalents as at January 1	1	1	2,006
Effect of foreign currency exchange rate changes	0	0	0
Cash and cash equivalents as at December 31	3	1	1
Sinopec-SK (Wuhan) Petrochemical Company Limited ("Sinopec-SK")
Disclosure of summarized statement of cash flows [line items]
Net cash generated from/(used in) operating activities	(1,538)	5,476	(363)
Net cash generated from (used in) investing activities	(1,556)	(1,789)	(2,340)
Net cash (used in)/generated from financing activities	1,541	(653)	2,176
Net increase/(decrease) in cash and cash equivalents	(1,553)	3,034	(527)
Cash and cash equivalents as at January 1	4,100	1,066	1,593
Effect of foreign currency exchange rate changes	(3)	0	0
Cash and cash equivalents as at December 31	¥ 2,544	¥ 4,100	¥ 1,066